Goodwill and Intangible Assets - Additional Information (Detail) ₨ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨) Segments	Mar. 31, 2024 INR (₨)
Disclosure of detailed information about intangible assets [line items]
Number of operating segments | Segments	2
Impairment of goodwill | ₨	₨ 0	₨ 0